--------------------------------------------------------------------------------
                   SEMIANNUAL REPORT - FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


T. ROWE PRICE

                PERSONAL STRATEGY
                BALANCED FUND

               -------------------
                NOVEMBER 30, 1999
               -------------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------
Unaudited

FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                6 Months         Year                                             7/29/94
                                   Ended        Ended                                             Through
                                11/30/99      5/31/99      5/31/98      5/31/97      5/31/96      5/31/95
NET ASSET VALUE
Beginning of period            $   16.20    $   15.88    $   14.07    $   12.68    $   11.15    $   10.00

Investment activities
  Net investment income             0.24         0.46         0.46*        0.42*        0.41*        0.33*
  Net realized and
  unrealized gain (loss)            0.09         0.81         2.15         1.69         1.56         1.08

  Total from investment
  activities                        0.33         1.27         2.61         2.11         1.97         1.41

Distributions
  Net investment income            (0.25)       (0.46)       (0.45)       (0.40)       (0.37)       (0.26)
  Net realized gain                   --        (0.49)       (0.35)       (0.32)       (0.07)          --

Total distributions                (0.25)       (0.95)       (0.80)       (0.72)       (0.44)       (0.26)
NET ASSET VALUE
End of period                  $   16.28    $   16.20    $   15.88    $   14.07    $   12.68    $   11.15
                               --------------------------------------------------------------------------

Ratios/Supplemental Data
Total return.                       2.07%        8.37%       19.15%*      17.21%*      17.97%*      14.35%*
Ratio of total expenses to
average net assets                  0.96%+       1.00%        1.05%*       1.05%*       1.05%*       1.05%+*
Ratio of net investment
income to average
net assets                          2.99%+       3.01%        3.09%*       3.20%*       3.44%*       3.74%+*
Portfolio turnover rate             33.2%+       34.3%        41.5%        54.0%        47.7%        25.8%+
Net assets, end of period
(in thousands)                 $ 603,945    $ 529,691    $ 328,356    $ 205,883    $ 116,826    $  13,336


 .    Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 1.05% voluntary expense limitation in effect through 5/31/98.

+    Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------
Unaudited                                                     November 30, 1999


------------------------
PORTFOLIO OF INVESTMENTS                     Shares/Par               Value
--------------------------------------------------------------------------------
                                                               In thousands
COMMON STOCKS 58.1%

FINANCIAL 9.0%

Bank and Trust 4.2%
Abbey National (GBP) *                           44,000            $    743
ABN Amro (EUR)                                   31,100                 757
Australia & New Zealand Banking Group (AUD)      10,000                  72
Australia & New Zealand Banking ADR               6,400                 229
Banca Commerciale Italiana (EUR)                 86,000                 438
Banco de Bilbao Vizcaya ADR                      39,600                 552
Banco Frances del Rio de la Plata ADR            10,204                 240
Bank of America                                  48,700               2,849
Bank of New York                                 27,600               1,101
Bank One                                         38,700               1,364
Bankgesellschaft Berlin (EUR)                    14,000                 217
Barclays (GBP)                                   36,055               1,041
Charter One Financial                             7,226                 157
Chase Manhattan                                  21,800               1,684
Chittenden                                        9,100                 294
Citizens Banking                                 14,000                 355
DBS Group Holdings (SGD) *                       28,028                 364
Deutsche Bank (EUR) *                            12,680                 831
Downey Financial                                 19,700                 396
Dresdner Bank (EUR) *                            18,900                 885
First Bell Bancorp                                3,800                  61
First Mariner Bancorp                             1,500                  14
First Security                                    5,000                 141
Firstar                                          26,100                 679
Frankfort First Bancorp                           3,400                  51
Glacier Bancorp                                  13,881                 241
KBC Bancassurance Holding (EUR)                   6,900                 324
Marshall & Ilsley                                 1,300                  87
Mediobanca (EUR)                                 43,200                 399
Mellon Financial                                 46,800               1,705
Overseas Chinese Banking (SGD)                   36,750                 275
Societe Generale (EUR)                            4,072                 878
State Street                                      3,800                 279
Sumitomo Bank (JPY)                              48,000                 738

3
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--------------------------------------------------------------------------------


                                             Shares/Par               Value
--------------------------------------------------------------------------------
                                                               In thousands

Summit Bancorp                                    6,200            $    202
Svenska Handelsbanken (Series A) (SEK) *         33,000                 450
UBS (CHF)                                         4,806               1,315
UST                                               8,000                 253
Washington Mutual                                28,605                 829
Wells Fargo                                      39,100               1,818
WestAmerica                                       2,900                  91
Westpac Banking (EUR)                            40,000                 269
                                                                     25,668

Insurance 2.0%
ACE Limited                                      20,100                 342
Allied Zurich (GBP) *                            61,800                 744
American General                                 15,500               1,136
American International Group                      4,893                 505
Brown and Brown                                  10,800                 421
E.W. Blanch                                       6,300                 366
Harleysville Group                                6,000                  90
Istituto Nazionale delle Assicurazioni (EUR)    168,300                 470
London Pacific Group ADR                          3,800                 116
Marsh & McLennan                                 10,000                 786
PartnerRe Holdings                               12,200                 358
Royal & Sun Alliance (GBP)                       78,999                 483
Schweizerische Rueckversicherungs (CHF)             347                 708
Selective Insurance                               5,900                 104
St. Paul                                         63,300               1,911
Sumitomo Marine & Fire Insurance (JPY)          117,000                 826
Unumprovident                                       800                  26
W. R. Berkley                                     9,200                 197
XL Capital (Class A)                             46,413               2,367
                                                                     11,956

Financial Services 2.8%
American Express                                 15,500               2,345
Associates First Capital (Class A)               19,000                 632
Assurances Generales de France (EUR)              4,100                 226
AXA (EUR)                                         6,300                 850
Capital One Financial                            15,000                 698
Citigroup                                        58,598               3,157
Delta Financial *                                 9,900                  46
Fannie Mae                                       33,400               2,225


4
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--------------------------------------------------------------------------------


                                             Shares/Par               Value
--------------------------------------------------------------------------------
                                                               In thousands


Financial Federal *                              10,200            $    211
Freddie Mac                                      45,400               2,242
Goldman Sachs Group                               1,300                  98
HSBC Holdings (GBP)                              75,345                 975
ING Groep (EUR)                                  14,784                 832
ITLA Capital *                                    4,000                  59
Morgan Stanley Dean Witter                        6,500                 784
Pearson (GBP)                                    35,200                 842
Providian Financial                                 800                  63
Unidanmark (Class A) (DKK)                        6,000                 455
                                                                   ---------
                                                                     16,740
                                                                   ---------
Total Financial                                                      54,364
                                                                   ---------

UTILITIES 3.9%

Telephone 2.8%
ALLTEL                                            5,200                 450
AT&T                                             31,024               1,733
AT&T Liberty Group Media *                        6,300                 263
BellSouth                                        21,500                 993
British Telecommunications ADR                    4,600                 941
Cable & Wireless ADR                             11,614                 308
Compania de Telecomunicaciones
     de Chile (Class A) ADR                       4,350                  80
GTE                                               3,500                 256
Nextel Communications *                           5,000                 496
Nippon Telegraph & Telephone (JPY)                   80               1,438
Rural Cellular (Class A) *                        4,000                 319
SBC Communications                               34,400               1,787
Sprint                                           54,600               3,788
Telebras ADR                                      5,600                 508
Telecom Corp. of New Zealand ADR                 15,100                 506
Telecom Italia (EUR)                             62,775                 692
Telecom Italia Mobile (EUR)                      87,300                 686
Telefonica de Espana ADR *                       11,141                 692
Telefonos de Mexico (Class L) ADR                 8,900                 824
Telekom Malaysia (MYR)                              100                   0
Western Wireless                                  4,900                 287
                                                                   ---------
                                                                     17,047
                                                                   ---------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                             Shares/Par               Value
--------------------------------------------------------------------------------
                                                               In thousands


Electric Utilities 1.1%
Cleco                                            13,200            $    431
Electrabel (EUR)                                  1,090                 348
Empresa Nacional de Electricidad Chile ADR        3,657                  49
Endesa ADR                                       14,500                 287
FirstEnergy                                      41,917                 977
GPU                                              11,000                 352
Hong Kong Electric (HKD)                         71,000                 224
PECO Energy                                      17,700                 583
Powergen (GBP)                                   29,300                 254
Texas Utilities                                  31,200               1,117
Unicom                                           33,600               1,073
Veba (EUR)                                       12,080                 596
                                                                   ---------
                                                                      6,291
                                                                   ---------
Water Utilities 0.0%
United Water Resources                            2,900                  97
                                                                         97
                                                                   ---------
Total Utilities                                                      23,435
                                                                   ---------

CONSUMER NONDURABLES 10.9%

Cosmetics 0.7%
Chattem *                                         6,600                 128
Gillette                                          1,100                  44
International Flavors & Fragrances               75,300               2,772
Kao (JPY)                                        40,000               1,190
                                                                   ---------
                                                                      4,134
                                                                   ---------
Beverages 0.9%
Anheuser-Busch                                   29,100               2,177
Bass (GBP)                                       45,600                 512
Coca-Cola                                         4,300                 289
Diageo ADR                                       16,075                 592
LVMH (EUR)                                        2,845                 924
PepsiCo                                          21,600                 747
                                                                   ---------
                                                                      5,241
                                                                   ---------
Food Processing 1.6%
American Italian Pasta *                          7,400                 222
Associated British Foods (GBP)                   46,300                 228
Cadbury Schweppes (GBP)                          27,200                 173
Cadbury Schweppes ADR                            21,200                 519

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--------------------------------------------------------------------------------

                                                 Shares/Par               Value
--------------------------------------------------------------------------------
                                                                   In thousands


Campbell                                             21,100      $          942
Carrefour (EUR)                                       3,600                 628
Danisco (DKK)                                         4,800                 196
Eridania Beghin-Say (EUR)                             2,500                 280
General Mills                                        41,120               1,550
International Multifoods                             23,000                 321
McCormick                                            24,300                 779
Nestle (CHF)                                            623               1,121
Quaker Oats                                             800                  52
Ralston Purina                                       46,100               1,369
Sara Lee                                             27,400                 664
Seneca Foods (Class A) *                              5,300                  63
Seneca Foods (Class B) *                              3,100                  37
Unilever NV                                           8,178                 445
United Natural Foods *                               10,000                  84
                                                                 ---------------
                                                                          9,673
                                                                 ---------------

Hospital Supplies/Hospital Management 0.5%
Baxter International                                  8,500                 574
Cephalon *                                            1,000                  22
Medtronic                                             1,000                  39
Mentor                                               21,400                 499
Quorum Health Group *                                11,100                  99
Renal Care Group *                                   12,200                 249
Smith & Nephew (GBP)                                134,400                 466
Steris *                                             12,900                 168
Terumo (JPY)                                         39,000               1,188
                                                                 ---------------
                                                                          3,304
                                                                 ---------------

Pharmaceuticals 3.8%
American Home Products                               91,660               4,766
Amgen *                                              10,200                 464
AstraZeneca Group ADR                                16,400                 730
Aurora Biosciences *                                  2,800                  33
Biogen *                                              2,700                 197
Boron Lepore & Associates *                           5,200                  38
Bristol-Myers Squibb                                 25,000               1,827
Daiichi Pharmaceutical (JPY)                         38,000                 536
Eli Lilly                                            12,000                 861
Emisphere Technologies *                                100                   2
Gehe (EUR)                                           15,400                 602

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                 Shares/Par                Value
                                                                    In thousands
--------------------------------------------------------------------------------

Genetech *                                            6,800       $          584
Glaxo Wellcome ADR                                   12,200                  725
Imclone Systems *                                     1,900                   69
Incyte Pharmaceuticals *                              2,900                   84
Johnson & Johnson                                    12,500                1,297
Liposome *                                            1,900                   24
Merck                                                18,100                1,421
Novartis (CHF)                                          779                1,215
Noven Pharmaceuticals *                               2,400                   31
Pfizer                                               56,560                2,047
Pharmacia & Upjohn                                   11,660                  638
Schering-Plough                                      21,400                1,094
Takeda Chemical Industries (JPY)                     25,000                1,478
Triangle Pharmaceuticals *                            9,400                  185
Warner-Lambert                                       21,000                1,883
                                                                  --------------
                                                                          22,831
                                                                  --------------

Biotechnology 0.2%
Abgenix *                                             1,100                   56
Alkermes *                                            6,200                  264
Anesta *                                              5,700                   84
COR Therapeutics *                                    2,600                   51
Coulter Pharmaceutical *                              3,900                   66
Gilead Sciences *                                     1,600                   77
Inhale Therapeutic Systems *                         12,100                  374
Invitrogen *                                            200                    6
Millennium Pharmaceuticals *                            500                   49
Neurocrine Biosciences *                              8,000                  105
Northfield Laboratories *                             6,600                   78
PathoGenesis *                                          100                    2
Serologicals *                                       11,900                   84
                                                                  --------------
                                                                           1,296
                                                                  --------------

Health Care Services 0.4%
Altana (EUR)                                          3,100                  222
AmeriPath *                                          17,800                  145
CIGNA                                                   700                   57
IMS Health                                           10,100                  238
Monarch Dental                                        3,500                    7
Orthodontic Centers of America *                      7,900                   96

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                             Shares/Par               Value
--------------------------------------------------------------------------------
                                                               In thousands

ProMedCo *                                        7,600            $     16
United HealthCare                                20,600               1,070
US Oncology *                                    15,100                  72
Wellpoint Health Networks *                       5,500                 317
                                                                   ---------
                                                                      2,240
                                                                   ---------
Miscellaneous Consumer Products 2.8%
Benetton Group (EUR)                            145,600                 295
Bridgestone (JPY)                                30,000                 743
Coles Myer Limited (EUR)                         46,400                 236
Colgate-Palmolive                                57,500               3,155
Cone Mills *                                     19,000                  94
Culp                                              6,000                  37
Dan River *                                      28,700                 154
Hasbro                                           12,550                 271
Huhtamaki (EUR)                                   3,000                  91
Kuraray (JPY)                                    64,000                 723
Lion Nathan (NZD)                               166,400                 369
Mattel                                          101,000               1,446
Mitsui (JPY)                                    119,000                 908
NIKE (Class B)                                    8,300                 382
Philip Morris                                    63,450               1,670
Philips Electronics ADR                           7,452                 890
Procter & Gamble                                  6,800                 734
Reebok *                                          4,500                  40
Sola *                                           15,100                 215
Stanley Works                                    34,900               1,086
Stride Rite                                      19,100                 122
Takkt (EUR) *                                    15,400                  88
Tomkins (GBP)                                   122,500                 425
Tomkins ADR                                       2,393                  34
Unifi *                                          72,800                 965
US Can *                                         24,200                 433
UST                                              37,400                 996
WestPoint Stevens                                 5,400                 113
Yue Yuen Industrial (HKD)                       127,000                 319
                                                                   ---------
                                                                     17,034
                                                                   ---------
Total Consumer Nondurables                                           65,753
                                                                   ---------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                             Shares/Par               Value
--------------------------------------------------------------------------------
                                                               In thousands
CONSUMER SERVICES 6.2%

General Merchandisers 1.0%
Bon-Ton Stores *                                 17,300            $     85
Caseys General Stores                            30,000                 383
Columbia Sportswear *                            12,500                 256
Dayton Hudson                                     9,500                 670
JUSCO (JPY)                                      30,000                 574
Marui (JPY)                                      51,000                 876
Pinault Printemps Redoute (EUR)                   4,500                 939
Tesco (GBP)                                     236,646                 642
Wal-Mart                                         28,000               1,614
                                                                   ---------
                                                                      6,039
                                                                   ---------

Specialty Merchandisers 1.8%
Christian Dior (EUR)                              2,200                 396
CompuCom Systems *                               33,700                 106
CVS                                              17,770                 705
Goodys Family Clothing *                          8,900                  59
Home Depot                                       16,900               1,336
Kroger *                                         34,900                 744
O Charleys *                                     13,400                 177
Omron (JPY)                                      35,000                 858
Rite Aid                                        162,600               1,230
Safeway *                                        28,800               1,062
Toys R Us *                                     141,700               2,480
Tupperware                                       89,100               1,587
Urban Outfitters *                                6,100                 123
                                                                   ---------
                                                                     10,863
                                                                   ---------

Entertainment and Leisure 1.3%
Carnival (Class A)                                5,200                 229
Disney                                           74,000               2,063
Hutchison Whampoa (HKD)                         115,000               1,418
McDonalds                                        15,300                 688
MediaOne Group                                   13,800               1,094
Readers Digest (Class A)                         73,900               2,143
Sharp (JPY)                                      16,000                 328
                                                                   ---------
                                                                      7,963
                                                                   ---------

Media and Communications 2.1%
American Tower Systems (Class A) *                2,700                  70

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                             Shares/Par               Value
--------------------------------------------------------------------------------
                                                               In thousands

Asatsu (JPY)                                     14,000            $    674
CBS *                                            31,500               1,638
Charter Communications (Class A)                  6,500                 151
Clear Channel Communications *                   10,873                 874
Comcast (Class A Special)                         6,800                 307
Elsevier (EUR)                                   12,000                 118
Emmis Broadcasting (Class A) *                    7,100                 575
Fox Entertainment Group (Class A) *              13,300                 306
France Telecom ADR                                7,600                 882
Infinity Broadcasting (Class A) *                19,200                 700
Pegasus Communications *                          3,100                 203
Publishing & Broadcasting (EUR)                  36,900                 243
R.R. Donnelley                                   84,300               2,023
Sinclair Broadcast Group (Class A) *             13,800                 160
Time Warner                                      18,600               1,147
Tribune                                           9,900                 476
Vodafone Airtouch ADR                            40,150               1,895
Young Broadcasting (Class A) *                    6,300                 253
                                                                   ---------
                                                                     12,695
                                                                   ---------
Restaurants 0.0%
Buca *                                            9,000                 103
PJ America *                                      7,200                 115
                                                                        218
                                                                   ---------
Total Consumer Services                                              37,778
                                                                   ---------

EDUCATION 0.1%

Education 0.1%
ITT Educational Service *                         5,000                  88
Wolters Kluwer (EUR) *                           17,000                 513
                                                                   ---------
Total Education                                                         601
                                                                   ---------

CONSUMER CYCLICALS  4.3%

Automobiles and Related 0.4%
A.O. Smith (Class B)                             27,300                 601
Cycle & Carriage (SGD)                           22,000                  80
DaimlerChrysler (EUR)                             7,200                 493
Honda ADR                                         9,400                 777
Keystone Automotive *                             6,000                  35

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                             Shares/Par               Value
--------------------------------------------------------------------------------
                                                               In thousands

Littelfuse *                                     14,300            $    300
SPX *                                             1,600                 119
Strattec Security *                               2,100                  73
                                                                   --------
                                                                      2,478
                                                                   --------
Building and Real Estate 2.0%
Accor (EUR)                                       2,300                 523
Apartment Investment & Management, REIT           4,000                 149
Arden Realty, REIT                               10,100                 194
Cheung Kong Holdings (HKD)                       84,000                 946
City Developments (SGD)                          15,000                  85
DBS Land (SGD)                                   46,000                  90
EastGroup Properties, REIT                       17,900                 311
Federal Realty Investment Trust, REIT           103,700               1,867
First Washington Realty Trust, REIT              10,200                 182
Glenborough Realty Trust, REIT                   11,200                 147
JP Realty, REIT                                  10,700                 183
Parkway Properties, REIT                         16,000                 478
Reckson Associates Realty (Class B), REIT         6,534                 136
Reckson Associates Realty, REIT                  94,700               1,912
Simon DeBartolo Group, REIT                      84,172               1,962
Singapore Land (SGD)                             36,000                  85
Slough Estates (GBP)                             63,800                 353
Starwood Hotels & Resorts, REIT                  88,500               1,975
Westfield Trust (AUD)                            54,600                 104
Woodhead Industries                              16,400                 217
                                                                   --------
                                                                     11,899
                                                                   --------
Miscellaneous Consumer Durables 1.9%
CompX *                                           9,400                 172
Corning                                          51,700               4,844
Eastman Kodak                                    55,400               3,428
Harman International                              6,900                 355
Masco                                            17,700                 447
OCE (EUR)                                         7,200                 125
Ricoh (JPY)                                      34,000                 631
Sony (JPY)                                        9,000               1,671
                                                                   --------
                                                                     11,673
                                                                   --------
Total Consumer Cyclicals                                             26,050
                                                                   --------

12
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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                             Shares/Par               Value
--------------------------------------------------------------------------------
                                                               In thousands

TECHNOLOGY 4.9%

Electronic Components 1.5%
Altera *                                          9,600            $    518
American Superconductor *                         4,300                  82
Analogic                                         11,800                 352
Benchmark Electronics *                          11,100                 247
Burr Brown *                                      7,000                 310
EMC *                                             5,900                 493
Exar *                                            3,800                 185
Intel                                            23,000               1,762
Linear Technology                                 2,100                 149
Maxim Integrated Products *                      15,000               1,204
Methode Electronics (Class A)                    19,900                 540
Motorola                                          5,400                 617
Planar Systems *                                  9,600                  62
PMC-Sierra *                                      2,700                 278
QuickLogic *                                      5,600                  97
SIPEX *                                           4,800                  67
Texas Instruments                                12,300               1,182
Xilinx *                                          9,300                 832
                                                                   ---------
                                                                      8,977
                                                                   ---------
Electronic Systems 0.8%
Applied Materials *                               8,300                 809
Applied Micro Circuits *                          4,100                 341
Armor Holdings *                                 14,300                 169
EMS Technologies *                                6,100                  66
Hewlett-Packard                                   8,900                 844
Lifeline Systems *                                6,500                  99
Lo-Jack *                                        17,700                 138
Nokia ADR                                        13,300               1,838
Solectron *                                       8,400                 692
                                                                   ---------
                                                                      4,996
                                                                   ---------
Information Processing 0.4%
Dell Computer *                                  23,200                 998
F. Y. I. *                                        9,700                 313
Hitachi ADR                                       4,500                 621
IBM                                               1,800                 185
Source Information Management *                  14,200                 216
                                                                   ---------
                                                                      2,333
                                                                   ---------


13
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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                             Shares/Par               Value
--------------------------------------------------------------------------------
                                                               In thousands

Office Automation 0.4%
Ceridian *                                        4,200            $     91
Technitrol                                       13,000                 557
Xerox                                            64,300               1,740
                                                                   ---------
                                                                      2,388
                                                                   ---------
Specialized Computer 0.2%
Sun Microsystems *                                6,300                 833
Virata *                                          1,900                  61
                                                                   ---------
                                                                        894
                                                                   ---------
Telecommunications 1.4%
ADC Telecommunications *                          3,508                 187
Aether Systems *                                    500                  38
Airgate PCS *                                     1,700                  67
Avant *                                           9,100                 142
Cacheflow *                                         400                  61
Cisco Systems *                                  20,750               1,850
Deutsche Telekom ADR                             16,900                 961
Ditech Communications *                           1,700                 176
LM Ericsson (Class B) ADR                        18,000                 868
Lucent Technologies                              16,420               1,200
MCI WorldCom *                                   23,682               1,958
Premisys Communications                           3,600                  36
Singapore Telecommunications (SGD)              159,000                 301
Tellabs *                                         2,700                 175
Uniphase                                            800                 183
Voicestream Wireless *                            3,400                 314
West TeleServices *                               9,400                 161
                                                                   ---------
                                                                      8,678
                                                                   ---------
Aerospace and Defense 0.2%
Allied-Signal                                    15,100                 903
DONCASTERS ADR *                                  3,300                  29
Woodward Governor                                 5,400                 146
                                                                      1,078
                                                                   ---------
Total Technology                                                     29,344
                                                                   ---------

CAPITAL EQUIPMENT 1.9%

Electrical Equipment 1.5%
ABB (CHF)                                         6,354                 628
Canon (JPY)                                      29,000                 855

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                 Shares/Par               Value
--------------------------------------------------------------------------------
                                                                   In thousands

GE                                                   33,800      $        4,394
LSI Industries                                       12,100                 292
Matsushita Electric Works (JPY)                      31,000                 300
Mitsubishi Electric (JPY)                            51,000                 304
Tyco International                                   56,942               2,281
                                                                 ---------------
                                                                          9,054
                                                                 ---------------
Machinery 0.4%
Danaher                                              14,700                 722
GKN (GBP)                                            48,500                 759
Kennametal                                            9,800                 326
NN Ball & Roller                                     12,200                  82
S I G Schweis (CHF)                                     620                 341
Toolex Alpha *                                        2,700                  41
                                                                 ---------------
                                                                          2,271
                                                                 ---------------
Total Capital Equipment                                                  11,325
                                                                 ---------------

BUSINESS SERVICES AND TRANSPORTATION 5.1%

Computer Service and Software 2.5%
America Online *                                     24,000               1,745
Analysts International                                9,600                 114
Automatic Data Processing                            18,700                 923
BISYS Group *                                         2,800                 162
BMC Software *                                       14,100               1,027
Cambridge Technology Partners *                       5,200                  75
Citrix Systems *                                      5,400                 513
Computer Associates                                  11,200                 728
Concord Communications *                              3,200                 171
Digital Impact *                                      2,100                 111
Electronic Arts *                                     1,700                 178
First Data                                           15,584                 674
Great Plains Software *                               4,000                 214
Jack Henry & Associates                               5,200                 207
Loislaw *                                             2,400                  73
Mastech *                                             9,000                 170
Microsoft *                                          34,100               3,104
MMC Networks *                                        2,100                  41
NetIQ *                                               5,200                 220
Netsolve *                                            1,200                  31

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                 Shares/Par               Value
--------------------------------------------------------------------------------
                                                                   In thousands

Oracle *                                             16,000      $        1,085
Parametric Technology *                              21,200                 480
Peerless Systems *                                   10,400                  90
Phoenix Technologies *                                4,600                  66
Progress Software *                                  14,700                 587
PSINet *                                              3,200                 160
Quest Software *                                        700                  52
Retek *                                               1,800                 122
SalesLoggix *                                         5,600                 161
Sciquest *                                              400                  13
SPSS *                                                6,500                 149
SunGard Data Systems *                                2,000                  45
Synopsys *                                            1,400                 101
Syntel *                                                400                   5
Vantive *                                             1,800                  28
VERITAS Software *                                    5,100                 467
Viasoft *                                            25,300                 156
Visio *                                               4,400                 158
Vitria Technology *                                     300                  30
WebTrends *                                           3,500                 201
Wind River Systems *                                  3,900                 135
Yahoo! *                                              1,200                 255
Zebra Technologies (Class A) *                        3,600                 217
                                                                 ---------------
                                                                         15,244
                                                                 ---------------

Distribution Services 0.3%
Aviation Sales *                                      5,800                  82
MSC *                                                 7,300                  66
Performance Food Group *                              4,500                 113
Primesource                                           7,800                  47
SCP Pool *                                           13,800                 326
SunSource                                             6,100                  30
U.S. Foodservice *                                   32,690                 593
United Stationers *                                   6,500                 152
Watsco (Class A)                                     15,400                 167
Wilmar Industries *                                   6,600                  90
                                                                 ---------------
                                                                          1,666
                                                                 ---------------

Environmental 0.1%
CUNO *                                               10,400                 211

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                 Shares/Par               Value
--------------------------------------------------------------------------------
                                                                   In thousands

IT Group *                                            8,400  $               88
Waterlink *                                          20,000                  62
                                                             -------------------
                                                                            361
                                                             -------------------
Transportation Services 0.3%
C.H. Robinson Worldwide                               9,200                 321
Comfort Systems USA *                                20,300                 168
Eagle USA Air Freight *                              12,500                 421
Expeditors International of Washington                7,400                 301
Frozen Food Express                                   6,300                  27
Heartland Express *                                   3,700                  55
Hub Group (Class A) *                                 1,500                  26
International Shipholding                             3,700                  50
Mitsubishi Heavy Industries (JPY)                   183,000                 595
                                                             -------------------
                                                                          1,964
                                                             -------------------
Miscellaneous Business Services 1.5%
Agilent Technologies *                                1,800                  76
British Airport Authorities (GBP)                    70,047                 495
Concord EFS *                                         1,100                  29
Consolidated Graphics *                              14,300                 321
CORT Business Services *                              9,800                 191
Electro Rent *                                       13,200                 156
H&R Block                                            28,500               1,226
Insituform Technologies (Class A) *                  15,700                 393
Iron Mountain                                         7,450                 219
Ivex Packaging *                                     22,400                 237
Maximus *                                             9,000                 252
McGrath Rent                                          6,700                 121
Metamor Worldwide *                                   6,100                 161
MPW Industrial Services Group *                      11,100                  99
New England Business Service                         20,900                 473
Omnicom                                              11,900               1,049
Romac International *                                12,800                 144
Shorewood Packaging *                                34,900                 571
Strayer Education                                    10,000                 206
Tetra Tech *                                         18,656                 213
United Parcel Service                                 3,200                 211
Waste Management                                    127,326               2,069
                                                             -------------------
                                                                          8,912
                                                             -------------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                 Shares/Par                Value
--------------------------------------------------------------------------------
                                                                    In thousands

Airlines 0.1%
KLM (EUR)                                             4,500       $          110
KLM Royal Dutch Air ADR                                 525                   13
Midwest Express Holdings *                            9,000                  261
Singapore Airlines (SGD)                             38,000                  384
                                                                  --------------
                                                                             768
                                                                  --------------
Railroads 0.3%
Kansas City Southern Industries                       4,800                  286
Norfolk Southern                                     52,900                1,131
Railtrack Group (GBP)                                29,000                  446
                                                                  --------------
                                                                           1,863
                                                                  --------------
Total Business Services and Transportation                                30,778
                                                                  --------------

ENERGY 5.7%

Energy Services 1.2%
Baker Hughes                                         89,700                2,265
BG (GBP)                                             58,300                  307
Cooper Cameron *                                      2,400                  103
Halliburton                                           8,900                  344
Johnson Electric (HKD)                              247,200                1,758
Smith International *                                 3,500                  140
Tokyo Electric Power (JPY)                           38,000                1,073
Total Fina ADR *                                     13,596                  899
United Utilities (GBP)                               60,600                  571
Weatherford International                             3,200                  112
                                                                  --------------
                                                                           7,572
                                                                  --------------
Exploration & Production 0.5%
Key Energy *                                         26,200                  131
National Oilwell *                                    8,500                  121
Santos (EUR)                                         49,000                  131
Unocal                                               76,300                2,532
                                                                  --------------
                                                                           2,915
                                                                  --------------
Integrated Petroleum - Domestic 1.1%
Amerada Hess                                          3,700                  214
Atlantic Richfield                                   22,200                2,140
Conoco (Class B)                                     28,989                  759
Occidental Petroleum                                 51,400                1,128
USX-Marathon                                         81,900                2,165
                                                                  --------------
                                                                           6,406
                                                                  --------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                 Shares/Par                Value
--------------------------------------------------------------------------------
                                                                    In thousands

Integrated Petroleum - International 2.9%

BP Amoco ADR                                        108,808       $        6,630
Chevron                                               7,900                  700
ENI SPA ADR                                           7,900                  428
Exxon                                                13,160                1,044
Mobil                                                33,100                3,453
Repsol ADR                                           22,500                  489
Royal Dutch Petroleum ADR                            32,100                1,862
Shell Transport & Trading ADR                        21,600                  985
Texaco                                               20,500                1,249
Total Fina (Class B) (EUR)                            3,800                  506
                                                                  --------------
                                                                          17,346
                                                                  --------------
Total Energy                                                              34,239
                                                                  --------------

PROCESS INDUSTRIES 3.9%

Diversified Chemicals 0.8%
Arch Chemicals                                       19,900                  311
Dow Chemical                                         16,500                1,932
DuPont                                               13,773                  819
Hercules                                             75,000                1,781
                                                                  --------------
                                                                           4,843
                                                                  --------------
Specialty Chemicals 1.6%
3M                                                   27,500                2,628
A. Schulman                                           3,700                   59
Air Liquide (L) (EUR)                                 2,295                  337
Akzo Nobel (EUR)                                      8,300                  356
BASF (EUR)                                           12,180                  562
Bayer (EUR)                                          11,660                  492
Great Lakes Chemical                                 38,240                1,269
Hauser *                                              5,275                   13
Imperial Chemical Industries ADR                      7,900                  323
Pall                                                 83,000                1,945
Sumitomo Chemicals (JPY)                            189,000                1,064
Technip (EUR)                                         5,000                  479
                                                                  --------------
                                                                           9,527
                                                                  --------------
Paper and Paper Products 1.0%
Dai Nippon Printing (JPY)                            53,000                  924
Fort James                                           76,500                2,199
Kimberly-Clark                                       42,200                2,696

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                 Shares/Par               Value
--------------------------------------------------------------------------------
                                                                   In thousands

Smurfit-Stone Container *                             5,900      $          113
                                                                 ---------------
                                                                          5,932
                                                                 ---------------
Forest Products 0.2%
International Paper                                   6,700                 350
Weyerhaeuser                                         19,200               1,176
                                                                 ---------------
                                                                          1,526
                                                                 ---------------
Building and Construction 0.3%
Blue Circle Industries (GBP)                         78,318                 451
CBR (EUR) *                                           1,800                 184
Heidelberg Zement (EUR)                               4,100                 298
Holderbank Financiere Glarus (CHF)                      350                 439
Layne Christensen *                                  11,700                  79
Simpson Manufacturing *                               3,500                 146
Trex *                                                9,700                 250
U.S. Aggregates *                                     9,200                 109
                                                                 ---------------
                                                                          1,956
                                                                 ---------------
Total Process Industries                                                 23,784
                                                                 ---------------

BASIC MATERIALS 1.2%

Metals 1.1%
Gibraltar Steel                                       4,700                 111
Inco *                                               81,100               1,490
Material Sciences *                                  17,500                 192
Matthews International (Class A)                     20,700                 470
Phelps Dodge                                         29,200               1,518
Reynolds Metals                                      43,400               2,715
                                                                 ---------------
                                                                          6,496
                                                                 ---------------
Mining 0.1%
Battle Mountain Gold                                 63,100                 158
Lihir Gold (USD) *                                   41,620                  32
Lonrho Africa (GBP)                                  10,107                   6
Rio Tinto (EUR)                                      19,500                 342
                                                                 ---------------
                                                                            538
                                                                 ---------------
Miscellaneous Materials 0.0%
Malayan Cement (MYR)                                 44,150                  12
Synthetic Industries *                                6,800                 222
                                                                 ---------------
                                                                            234
                                                                 ---------------
Total Basic Materials                                                     7,268
                                                                 ---------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                   Shares/Par              Value
--------------------------------------------------------------------------------
                                                                    In thousands

MISCELLANEOUS 0.1%

Conglomerates 0.1%
Berkshire Hathaway (Class B) *                            85       $         159
Orkla (Class A) (NOK)                                 19,657                 302
                                                                   -------------
                                                                             461
                                                                   -------------
Other Miscellaneous Common Stocks 0.0%
CSM (EUR) *                                            9,600                 195
Other Miscellaneous Common Stocks                      2,700                  51
                                                                   -------------
                                                                             246
                                                                   -------------
Total Miscellaneous                                                          707
                                                                   -------------

FOREIGN 0.9%

Europe 0.6%
AstraZeneca Group (GBP)                               12,007                 535
AXA Colonia Konzern (EUR)                              7,300                 690
Bank Of Scotland (GBP)                                44,600                 528
Man (EUR)                                             12,300                 378
Rhone Poulenc (EUR)                                    5,200                 322
Rolls Royce (GBP)                                    139,117                 411
Schneider Electric (EUR)                               4,000                 270
Singapore Press  (SGD) *                              15,000                 281
Svenska Cellulosa (SEK)                                6,700                 186
                                                                   -------------
                                                                           3,601
                                                                   -------------
Far East 0.1%
Nippon Express (JPY)                                 131,000                 759
                                                                   -------------
                                                                             759
                                                                   -------------
Other Foreign 0.2%
Bobst (CHF)                                              236                 275
Pacific Dunlop (EUR)                                  90,900                 122
Siemens (EUR) *                                        5,200                 522
Valmet Rauma (EUR)                                     6,000                  65
                                                                   -------------
                                                                             984
                                                                   -------------
Total Foreign                                                              5,344
                                                                   -------------

Total Common Stocks (Cost $286,712)                                      350,770
                                                                   -------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                  Shares/Par               Value
--------------------------------------------------------------------------------
                                                                    In thousands

CORPORATE BONDS 12.9%

Adelphia Communications
    7.875%, 5/1/09                             $     575,000       $         523
    9.875%, 3/1/05                                   425,000                 435
Allied Holdings, Gtd. Sr. Sub. Notes,
    8.625%, 10/1/07                                  500,000                 438
American Airlines, 9.71%, 1/2/07                      36,211                  39
American Builders & Contractors Supply, Sr.
 Sub. Notes
    10.625%, 5/15/07                                 500,000                 443
American Express, 7.60%, 8/15/02                     300,000                 305
American Pacific, Sr. Notes, 9.25%, 3/1/05           500,000                 503
American Radio Systems, Sr. Sub. Notes,
    9.00%, 2/1/06                                     25,000                  26
Amerigas Partners, Sr. Notes,
    10.125%, 4/15/07                                 200,000                 204
AMR, 9.00%, 9/15/16                                  100,000                 104
Anchor Advanced, Sr. Notes, 11.75%, 4/1/04         1,000,000                 900
Associated Materials, Sr. Sub. Notes,
    9.25%, 3/1/08                                    500,000                 471
Avis Rent A Car, Sr. Sub. Notes,
    11.00%, 5/1/09                                   500,000                 524
B&G Foods, Sr. Sub. Notes, 9.625%, 8/1/07            500,000                 453
Building Materials, Sr. Notes, 7.75%, 7/15/05        250,000                 229
BWAY, Sr. Sub. Notes, 10.25%, 4/15/07                500,000                 494
Capital One Master Trust, 6.356%, 6/15/11            236,000                 218
Chancellor Media, Sr. Sub. Notes,
    9.00%, 10/1/08                                 1,000,000               1,047
Charter Communication, Sr. Notes,
    8.25%, 4/1/07                                  1,000,000                 944
Cinemark USA, Sr. Sub. Notes, 8.50%, 8/1/08          500,000                 430
Classic Cable, Sr. Sub. Notes, 9.375%, 8/1/09        500,000                 489
Coach USA, Gtd. Sr. Sub. Notes,
    9.375%, 7/1/07                                   375,000                 416
Coinmach, Sr. Sub. Notes, 11.75%, 11/15/05           500,000                 517
Comcast Cable Communications, 8.50%, 5/1/27        3,550,000               3,807
Communications & Power, Sr. Sub. Notes,
    12.00%, 8/1/05                                   500,000                 401
Consolidated Container, Sr. Sub. Notes, (144a)
    10.125%, 7/15/09                                 750,000                 763
Container Corp of America, Sr. Notes,
    9.75%, 4/1/03                                    250,000                 259
Courtyard by Marriott II, Sr. Secured Notes
    10.75%, 2/1/08                                   100,000                  96
Cox Communications, Deb., 7.25%, 11/15/15            600,000                 572
Dade International, Sr. Sub. Notes,
    11.125%, 5/1/06                                  500,000                 505
Dan River, Sr. Sub. Notes, 10.125%, 12/15/03         500,000                 495
Delta Mills, Sr. Notes, 9.625%, 9/1/07               150,000                  94
Doane Pet Care, Sr. Sub. Notes,
    9.75%, 5/15/07                                   804,000                 773

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                  Shares/Par               Value
--------------------------------------------------------------------------------
                                                                    In thousands

Dyersburg, Sr. Sub. Notes, 9.75%, 9/1/07       $     250,000       $         100
Dyncorp, Sr. Sub. Notes, 9.50%, 3/1/07               350,000                 312
Energy Corporation of America, Sr. Sub. Notes
    9.50%, 5/15/07                                   500,000                 290
Fairfax Financial, 8.25%, 10/1/15                  3,550,000               3,124
Federal-Mogul, Sr. Notes, 7.75%, 7/1/06              350,000                 326
First Federal Financial, 11.75%, 10/1/04             250,000                 260
Flores & Rucks, Sr. Sub. Notes,
    9.75%, 10/1/06                                   250,000                 272
Frontiervision, Sr. Notes, 11.00%, 10/15/06          500,000                 531
Group Maintenance America, Sr. Sub. Notes
    9.75%, 1/15/09                                   500,000                 495
Harrahs Operating, 7.875%, 12/15/05                1,000,000                 975
Hawk, Sr. Notes, 10.25%, 12/1/03                   1,000,000                 940
Herff Jones, Sr. Sub. Notes, 11.00%, 8/15/05         500,000                 533
Hollinger International Publishing, Gtd. Notes
    9.25%, 3/15/07                                 1,000,000                 980
Holmes Products, Gtd. Notes,
    9.875%, 11/15/07                                 225,000                 180
Host Marriott Travel, Sr. Notes,
    9.50%, 5/15/05                                 1,000,000               1,043
Intermedia Communications, Sr. Notes
    8.60%, 6/1/08                                    500,000                 456
    9.50%, 3/1/09                                    500,000                 478
International Home Foods, Gtd. Sr. Sub. Notes
    10.375%, 11/1/06                               1,000,000               1,039
International Wire, Sr. Sub. Notes,
    11.75%, 6/1/05                                   500,000                 514
Intertek Finance, Sr. Sub. Notes,
    10.25%, 11/1/06                                  350,000                 329
Iron Mountain, Sr. Sub. Notes,
    8.75%, 9/30/09                                   500,000                 478
Isle of Capri Casinos, Sr. Sub. Notes,
    8.75%, 4/15/09                                 1,000,000                 927
Jitney-Jungle Stores, Sr. Sub. Notes,
    12.00%, 3/1/06                                   350,000                  84
Kappa Beheer BV, Sr. Sub. Notes, (144a),
    10.625%, 7/15/09                                 500,000                 515
Keebler, Sr. Sub. Notes, 10.75%, 7/1/06            1,000,000               1,076
Lenfest Communications, Sr. Notes,
    8.375%, 11/1/05                                   30,000                  31
Mastec, Sr. Sub. Notes, 7.75%, 2/1/08                250,000                 235
MCI WorldCom, 7.75%, 4/1/07                        3,550,000               3,667
Mediacom LLC, Sr. Notes, 7.875%, 2/15/11           1,000,000                 885
Metromedia Fiber Network, Sr. Notes,
    10.00%, 11/15/08                                 925,000                 937
Metronet Communications, Sr. Disc. Notes, STEP,
    0%, 6/15/08                                    1,250,000                 981
Mohegan Tribal Gaming Authority, Sr. Notes,
    8.125%, 1/1/06                                   850,000                 829
Nextel Communications, Sr. Disc. Notes, STEP,
    0%, 10/31/07                                   1,400,000               1,015
Nextlink Communications, Sr. Disc. Notes, STEP,
    0%, 6/1/09                                     1,500,000                 900

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                  Shares/Par               Value
--------------------------------------------------------------------------------
                                                                    In thousands

Niagara Mohawk, Sr. Notes, 7.75%, 10/1/08      $      75,000       $          76
Northland Cable Television, Sr. Sub. Notes,
    10.25%, 11/15/07                                 250,000                 250
NTL, Sr. Notes, Zero Coupon, 4/1/08                1,500,000               1,035
Nuevo Energy, Sr. Sub. Notes, 9.50%, 6/1/08        1,000,000                 997
Orange, Sr. Notes, 9.00%, 6/1/09                   1,000,000               1,060
Owens & Minor, Sr. Sub. Notes,
    10.875%, 6/1/06                                  150,000                 152
P&L Coal, 8.875%, 5/15/08                          1,000,000                 990
Packaging Corporation of America,
    9.625%, 4/1/09                                 1,000,000               1,032
Paine Webber, Sr. Notes, 6.55%, 4/15/08            3,550,000               3,296
Paragon Corporate Holdings, Sr. Notes,
    9.625%, 4/1/08                                   125,000                  44
Park Place Entertainment, Sr. Sub. Notes,
    7.875%, 12/15/05                               1,000,000                 955
Premier Parks
    Sr. Disc. Notes, STEP, 0%, 4/1/08                500,000                 337
    Sr. Notes, 9.75%, 6/15/07                        250,000                 249
Price Communications Wireless,
    9.125%, 12/15/06                                 500,000                 511
Pride Petroleum Services, Sr. Notes,
    9.375%, 5/1/07                                   350,000                 348
Principal Mutual, (144a)
    7.875%, 3/1/24                                   250,000                 237
    8.00%, 3/1/44                                  3,550,000               3,307
Protection One, Sr. Sub. Notes, (144a),
    8.625%, 1/15/09                                  250,000                 105
Quest Diagnostics, Gtd. Sr. Sub. Notes,
    10.75%, 12/15/06                                 475,000                 496
Qwest Communications
    Sr. Disc. Notes, STEP, 0%, 10/15/07              500,000                 398
    Sr. Notes, 7.50%, 11/1/08                        125,000                 124
R & B Falcon, Sr. Notes, 6.95%, 4/15/08            3,550,000               2,951
Raytheon, 5.70%, 11/1/03                           1,500,000               1,405
Red Roof Inns, Sr. Notes, 9.625%, 12/15/03         1,000,000               1,027
Repap New Brunswick, Sr. Secured 1st
 Priority Notes
    9.00%, 6/1/04                                     25,000                  25
    11.50%, 6/1/04                                   275,000                 284
Rogers Cablesystems, Sr. Sec. 2nd Priority
 Notes
    10.00%, 3/15/05                                  250,000                 267
Safelite Glass, Sr. Sub. Notes,
    9.875%, 12/15/06                                 200,000                  10
Shoppers Food Warehouse, Sr. Notes,
    9.75%, 6/15/04                                 1,000,000               1,060
Six Flags Entertainment, Sr. Notes,
    8.875%, 4/1/06                                   350,000                 339
Smithfield Foods, Sr. Sub. Notes,
    7.625%, 2/15/08                                  500,000                 451
Sprint, 6.125%, 11/15/08                           1,700,000               1,567

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                  Shares/Par               Value
--------------------------------------------------------------------------------
                                                                    In thousands

Stena, Sr. Notes, 10.50%, 12/15/05             $     400,000       $         372
Synthetic Industries, Sr. Sub. Notes,
    9.25%, 2/15/07                                   350,000                 376
Union Planters Trust Capital, Gtd. Bonds,
    8.20%, 12/15/26                                3,550,000               3,263
United Air Lines, 9.20%, 3/22/08                     206,846                 220
United International Holdings, Sr. Disc.
 Notes, STEP
    10.75%, 2/15/08                                  850,000                 533
US Can, Sr. Gtd. Notes, 10.125%, 10/15/06            250,000                 255
Venture Holdings Trust, Sr. Notes, (144a),
    11.00%, 6/1/07                                   575,000                 558
Verio, Sr. Notes, 10.375%, 4/1/05                    225,000                 226
Voicestream Wire, Sr. Notes, (144a),
    10.375%, 11/15/09                              1,000,000               1,042
Westamerica Bank, Sub. Notes, 6.99%, 9/30/03         250,000                 240
Westinghouse Air Brake, Sr. Notes,
    9.375%, 6/15/05                                1,000,000                 990
Westpoint Stevens, Sr. Notes, 7.875%, 6/15/08      1,000,000                 935
                                                                   -------------
Total Corporate Bonds (Cost $84,741)                                      78,049
                                                                   -------------


U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 8.5%

Federal Home Loan Mortgage
     6.00%, 2/15/11 - 11/1/25                      6,617,768               6,264
     6.50%, 10/1/08 - 3/15/11                      3,439,435               3,322
     7.00%, 10/1/08 - 10/1/25                         78,652                  77
     7.50%, 12/1/99                                   50,000                  50
     8.00%, 1/1/25                                    59,227                  60
     9.00%, 11/1/04                                   12,747                  13

Federal National Mortgage Assn.
     6.50%, 3/1/09 - 8/1/23                          151,957                 148
     7.00%, 4/18/22 - 1/1/26                       3,165,430               3,154
     7.50%, 11/1/07                                   74,130                  75
     8.00%, 5/1/07 - 6/1/10                           58,399                  60
     8.50%, 8/1/06 - 11/1/21                          33,696                  35
     9.00%, 5/1/01                                    11,621                  12
     REMIC, 8.00%, 2/25/07                            66,372                  67

Government National Mortgage Assn. I
     6.00%, 5/15/17 - 12/15/23                     2,456,990               2,292
     6.50%, 12/15/23 - 2/15/29                     8,074,983               7,697
     7.00%, 4/15/24 - 1/15/29                     20,928,069              20,545
     7.50%, 2/15/16 - 5/15/29                      4,579,739               4,576
     8.00%, 3/15/22 - 8/15/24                        508,148                 517

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                  Shares/Par               Value
--------------------------------------------------------------------------------
                                                                    In thousands

Government National Mortgage Assn. II
     7.00%, 9/20/27                            $   2,174,349       $       2,126
     8.00%, 10/20/25                                  52,789                  54
                                                                   -------------
Total U.S. Government Mortgage-Backed
Securities (Cost $52,669)                                                 51,144
                                                                   -------------


U.S. GOVERNMENT OBLIGATIONS/
AGENCIES 14.6%

Federal Farm Credit
     5.25%, 5/1/02                                 8,500,000               8,289
Federal Home Loan Bank
     4.96%, 10/7/05                                4,100,000               3,775
     6.29%, 6/9/05                                   600,000                 591
Federal Home Loan Mortgage
     5.95%, 1/19/06                                5,900,000               5,664
Federal National Mortgage Assn., REMIC
     7.25%, 5/25/20                                2,829,683               2,802
Government Trust Certificates
     9.25%, 11/15/01                                  26,438                  27
Resolution Funding
     8.125%, 10/15/19                                210,000                 238
Tennessee Valley Authority
     5.88%, 4/1/36                                 2,000,000               1,901
     6.235%, 7/15/45                               2,000,000               2,000
U.S. Treasury Bonds
     6.125%, 11/15/27                              5,650,000               5,381
     6.75%, 8/15/26                               13,050,000              13,420
U.S. Treasury Notes
     4.75%, 11/15/08                              22,000,000              19,756
     4.875%, 3/31/01                              19,350,000              19,086
     6.50%, 5/15/05                                5,000,000               5,062
                                                                   -------------
Total U.S. Government Obligations/Agencies
(Cost $91,614)                                                            87,992
                                                                   -------------

SHORT-TERM INVESTMENTS 5.2%

Money Market Funds 5.2%
Reserve Investment Fund, 5.65% #                  31,771,208              31,771
                                                                   -------------

Total Short-Term Investments (Cost $31,771)                               31,771
                                                                   -------------


26
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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                                         Value
--------------------------------------------------------------------------------
                                                                    In thousands

Total Investments in Securities

99.3% of Net Assets (Cost $547,507)                                $     599,726

Other Assets Less Liabilities                                              4,219
                                                                   -------------

NET ASSETS                                                         $     603,945
                                                                   -------------

    # Seven-day yield
    * Non-income producing
  ADR American Depository Receipt
 REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
 STEP Stepped coupon note for which the interest rate will adjust on specified future date(s)
 144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at period-end amounts to 1.1% of net assets.
  AUD Australian dollar
  CHF Swiss franc
  DKK Danish krone
  EUR Euro
  GBP British sterling
  HKD Hong Kong dollar
  JPY Japanese yen
  MYR Malaysian ringgit
  NOK Norwegian krone
  NZD New Zealand dollar
  SEK Swedish krona
  SGD Singapore dollar
  USD U.S. dollar
    L Local registered shares


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------
Unaudited                                                     November 30, 1999

-----------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
In thousands

    Assets

    Investments in securities, at value (cost $547,507)             $    599,726
    Securities lending collateral                                         97,446
    Other assets                                                           5,707
                                                                   -------------
    Total assets                                                         702,879
                                                                   -------------

    Liabilities

    Obligation to return securities lending collateral                    97,446
    Other liabilities                                                      1,488
                                                                   -------------
    Total liabilities                                                     98,934
                                                                   -------------

    NET ASSETS                                                     $     603,945
                                                                   -------------

    Net Assets Consist of:
    Accumulated net investment income - net of distributions       $       2,909
    Accumulated net realized gain/loss - net of distributions             15,763
    Net unrealized gain (loss)                                            52,216
    Paid-in-capital applicable to 37,106,922 shares of
    $0.0001 par value capital stock outstanding;
    1,000,000,000 shares authorized                                      533,057
                                                                   -------------

    NET ASSETS                                                     $     603,945
                                                                   -------------

    NET ASSET VALUE PER SHARE                                      $       16.28
                                                                   -------------


The accompanying notes are an integral part of these financial statements.

28
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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------
Unaudited

-----------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands


                                                                       6 Months
                                                                          Ended
                                                                       11/30/99

Investment Income

Income
  Interest                                                         $      8,547
  Dividend                                                                2,886
                                                                   ------------
Total income                                                             11,433
                                                                   ------------

Expenses
  Investment management                                                   1,651
  Shareholder servicing                                                     967
  Custody and accounting                                                     94
  Prospectus and shareholder reports                                         40
  Legal and audit                                                             8
  Registration                                                                6
  Directors                                                                   3
  Miscellaneous                                                               2
                                                                   ------------
  Total expenses                                                          2,771
  Expenses paid indirectly                                                   (4)
                                                                   ------------
  Net expenses                                                            2,767
                                                                   ------------
Net investment income                                                     8,666
                                                                   ------------

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                              8,836
  Foreign currency transactions                                             (11)
                                                                   ------------
  Net realized gain (loss)                                                8,825
                                                                   ------------

Change in net unrealized gain or loss
  Securities                                                             (7,054)
  Other assets and liabilities
  denominated in foreign currencies                                          (1)
                                                                   ------------
  Change in net unrealized gain or loss                                  (7,055)
                                                                   ------------
Net realized and unrealized gain (loss)                                   1,770
                                                                   ------------

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                             $     10,436
                                                                   ------------


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------
Unaudited


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands

                                                    6 Months               Year
                                                       Ended              Ended
                                                    11/30/99            5/31/99

  Increase (Decrease) in Net Assets
  Operations
    Net investment income                      $       8,666       $     12,772
    Net realized gain (loss)                           8,825              9,213
    Change in net unrealized gain or loss             (7,055)            14,567
                                               ---------------------------------
    Increase (decrease) in net assets from
     operations                                       10,436             36,552
                                               ---------------------------------

  Distributions to shareholders
    Net investment income                             (8,565)           (11,763)
    Net realized gain                                     --            (12,214)
                                               ---------------------------------
    Decrease in net assets from distributions         (8,565)           (23,977)
                                               ---------------------------------

  Capital share transactions *
    Shares sold                                      128,055            285,469
    Distributions reinvested                           8,509             23,845
    Shares redeemed                                  (64,181)          (120,554)
                                               ---------------------------------
    Increase (decrease) in net assets from
     capital share transactions                       72,383            188,760
                                               ---------------------------------

  Net Assets
  Increase (decrease) during period                   74,254            201,335
  Beginning of period                                529,691            328,356
                                               ---------------------------------

  End of period                                $     603,945       $    529,691
                                               ---------------------------------

* Share information
  Shares sold                                          7,835             18,147
  Distributions reinvested                               531              1,530
  Shares redeemed                                     (3,954)            (7,655)
                                               ---------------------------------
  Increase (decrease) in shares outstanding            4,412             12,022


The accompanying notes are an integral part of these financial statements.

30
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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 1999

-----------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Personal Strategy Balanced Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on July 29, 1994.

The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Currency Translation Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Premiums and Discounts Premiums and discounts on debt securities, other than mortgage-backed securities (MBS), are amortized for both financial reporting and tax purposes. Premiums and discounts on all MBS are recognized upon disposition or principal repayment as gain or loss for financial reporting purposes. For tax purposes, premiums and discounts on MBS acquired on or before June 8, 1997, are recognized upon disposition or principal repayment as ordinary income. For MBS acquired after June 8, 1997, premiums are recognized as gain or loss; discounts are recognized as gain or loss, except to the extent of accrued market discount.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian, which are used to reduce the fund's custody charges.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending The fund lends its securities to approved brokers to earn additional income and receives cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of loaned securities. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. At November 30, 1999, the value of loaned

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


securities was $94,121,000; aggregate collateral consisted of $97,446,000 in the securities lending collateral pool.

Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $92,651,000 and $63,676,000, respectively, for the six months ended November 30, 1999. Purchases and sales of U.S. government securities aggregated $46,014,000 and $27,751,000, respectively, for the six months ended November 30, 1999.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

At November 30, 1999, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $547,507,000. Net unrealized gain aggregated $52,219,000 at period-end, of which $88,241,000 related to appreciated investments and $36,022,000 to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $284,000 was payable at November 30, 1999. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.25% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At November 30, 1999, and for the six months then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $918,000 for the six months ended November 30, 1999, of which $167,000 was payable at period-end.

The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended November 30, 1999, totaled $646,000 and are reflected as interest income in the accompanying Statement of Operations.

T. ROWE PRICE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------


INVESTMENT SERVICES AND INFORMATION

KNOWLEDGEABLE SERVICE REPRESENTATIVES

By Phone 1-800-225-5132 Available Monday through Friday from 8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

In Person Available in T. Rowe Price Investor Centers.


ACCOUNT SERVICES

Checking Available on most fixed income funds ($500 minimum).

Automatic Investing From your bank account or paycheck.

Automatic Withdrawal Scheduled, automatic redemptions.

Distribution Options Reinvest all, some, or none of your distributions.

Automated 24-Hour Services Including Tele*Access(R) and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com


BROKERAGE SERVICES*

Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.**


INVESTMENT INFORMATION

Combined Statement Overview of all your accounts with T. Rowe Price.

Shareholder Reports Fund managers' reviews of their strategies and results.

T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

Performance Update Quarterly review of all T. Rowe Price fund results.

Insights Educational reports on investment strategies and financial markets.

Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying
Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.

 * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

** Based on a September 1999 survey for representative-assisted stock trades.
   Services vary by firm, and commissions may vary depending on size of order.

T. ROWE PRICE MUTUAL FUNDS
--------------------------------------------------------------------------------

STOCK FUNDS

Domestic

Blue Chip Growth
Capital Appreciation
Capital Opportunity
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Media & Telecommunications
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons*
Real Estate
Science & Technology
Small-Cap Stock
Small-Cap Value
Spectrum Growth
Tax-Efficient Growth
Total Equity Market Index
Value

International/Global

Emerging Markets Stock
European Stock
Global Stock
International Discovery
International Growth & Income
International Stock
Japan
Latin America
New Asia
Spectrum International


BOND FUNDS

Domestic Taxable

Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Short-Term U.S. Government
Spectrum Income
Summit GNMA
Summit Limited-Term Bond
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free

California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term
Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Short-Term
Tax-Free Bond
Virginia Tax-Free Bond

International/Global

Emerging Markets Bond
Global Bond
International Bond


MONEY MARKET FUNDS+

Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free

California Tax-Free Money
New York Tax-Free Money
Summit Municipal
Money Market
Tax-Exempt Money


BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced


T. ROWE PRICE NO-LOAD VARIABLE ANNUITY

Equity Income Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced
Portfolio
Prime Reserve Portfolio


* Closed to new investors.

+ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

Please call for a prospectus. Read it carefully before investing.

The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by Security Benefit Life Insurance Company. In New York, it [#FSB201(11-96)] is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY. T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.

T. ROWE PRICE RETIREMENT PLANS AND RESOURCES
--------------------------------------------------------------------------------

RETIREMENT PLANS AND RESOURCES

We recognize that saving for retirement is the number one investment goal for most Americans. We can help you meet your retirement needs, whether you are starting an IRA or designing a retirement program for your employees. T. Rowe Price offers an assortment of retirement plans for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We provide recordkeeping, communications, and investment management services, as well as a variety of educational materials, self-help planning guides, and software tools to help you choose and implement a retirement plan appropriate for you. For information or to request literature, call us at 1-800-638-5660.

IRAs AND QUALIFIED PLANS

Traditional IRA                              Money Purchase Pension
Roth IRA                                     "Paired" Plans (Money Purchase
Rollover IRA                                 Pension and Profit Sharing Plans)
SEP-IRA                                      401(k)
SIMPLE IRA                                   403(b)
Profit Sharing                               457 Deferred Compensation


RETIREMENT RESOURCES AT T. ROWE PRICE

Planning and Informational Guides            Investing for Retirement in Your
                                               403(b) Account
Minimum Required Distributions Guide         The T. Rowe Price No-Load Variable
Retirement Planning Kit                        Annuity Information Kit
Retirees Financial Guide
Tax Considerations for Investors             Insights Reports

Investment Kits                              The Challenge of Preparing for
                                               Retirement
The IRA Investing Kit                        Financial Planning After Retirement
Roth IRA Conversion Kit                      The Roth IRA: A Review
Rollover IRA Kit
The T. Rowe Price SIMPLE IRA Plan Kit        Software Packages
The T. Rowe Price SEP-IRA Plan
The Simplified Keogh Plan(R) From            T. Rowe Price Retirement Planning
  T. Rowe Price                                Analyzer(TM) CD-ROM or diskette
The T. Rowe Price 401(k) Century               $19.95. To order, please call
  Plan(R) (for small businesses)               1-800-541-5760. Also available
Money Purchase Pension/Profit Sharing          on the Internet for $9.95.
  Plan Kit                                   T. Rowe Price Variable Annuity
                                                AnalyzerTM CD-ROM or diskette,
                                                free. To order, please call
                                                1-800-469-5304.

Many of these resources are also available for viewing or ordering on the Internet at www.troweprice.com.

T. ROWE PRICE INSIGHTS REPORTS
--------------------------------------------------------------------------------

THE FUNDAMENTALS OF INVESTING

Whether you are unsure how to get started or are saving for a specific goal, such as retirement or college, the T. Rowe Price Insights series can help you make informed investment decisions. These reports, written in plain English about fundamental investment topics, can be useful at every stage of your investment journey. They cover a range of topics, from the basic, such as getting started with mutual funds, to the more advanced, such as managing risk through diversification or buying individual securities through a broker. To request one or more Insights, call us at 1-800-638-5660.


INSIGHTS REPORTS

General Information                          Investing in Common Stocks
                                             Investing in Emerging Growth
The ABCs of Giving                             Stocks
Back to Basics: The ABCs of                  Investing in Financial Services
  Investing                                    Stocks
The Challenge of Preparing for               Investing in Health Care Stocks
  Retirement                                 Investing in High-Yield Municipal
Financial Planning After                       Bonds
  Retirement                                 Investing in Money Market
Getting Started: Investing With                Securities
  Mutual Funds                               Investing in Mortgage-Backed
The Roth IRA: A Review                         Securities
Tax Information for Mutual Fund              Investing in Natural Resource
  Investors                                    Stocks
                                             Investing in Science and
Investment Strategies                          Technology Stocks
                                             Investing in Small-Company Stocks
Conservative Stock Investing                 Understanding Derivatives
Dollar Cost Averaging                        Understanding High-Yield "Junk"
Equity Index Investing                         Bonds
Growth Stock Investing
Investing for Higher Yield                   Brokerage Insights
Managing Risk Through
  Diversification                            Combining Individual Securities
The Power of Compounding                       With Mutual Funds
Value Investing                              Getting Started: An Introduction
                                               to Individual Securities
Types of Securities                          What You Should Know About Bonds
                                             What You Should Know About Margin
The Basics of International Stock              and Short-Selling
  Investing                                  What You Should Know About Options
The Basics of Tax-Free Investing             What You Should Know About Stocks
The Fundamentals of Fixed Income
  Investing
Global Bond Investing

T. Rowe Price Insights are also available for reading or downloading on the Internet at www.troweprice.com.

T. ROWE PRICE BROKERAGE
--------------------------------------------------------------------------------

BROKERAGE SERVICES
T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

T. Rowe Price Brokerage provides high-quality services and financial tools you can use to manage your investments effectively and conveniently. We also offer significant commission savings over full-service brokerages on a wide range of individual securities and other investments.*

Internet and Automated Services You can enter trades, access quotes, and review account information 24 hours a day, seven days a week, by telephone or computer. We offer a flat-rate commission of $24.95 on stock trades placed through our Internet-Trader service.**

Research Services To help you make informed investment decisions, we offer access to several sources of data. You can research your investments using our Online Research & News Service, provided by Thomson Investors Network, which includes company profiles, intra-day and 12-month interactive charting, and analysts' ratings and earnings estimates. Using our Research On Call service, you can request reports from Standard & Poor's, Vicker's, Lipper, and other well-known research providers to be delivered by fax or by mail.

Dividend Reinvestment Service This service helps keep more of your money working for you. Cash dividends (of $10 or greater) from your eligible securities will be invested automatically in additional shares of the same company, free of charge. Most stocks listed on national securities exchanges or Nasdaq are eligible for this service.

 * Based on a September 1999 survey for representative-assisted stock trades. Services vary by firm, and commissions may vary depending on size of order.

** $24.95 per trade for up to 1,000 shares plus an additional $.02 for each share over 1,000 shares. Visit our Web site for a complete commission schedule or call for rates on representative-assisted and other non-Internet trades.

For fund and account information or to conduct transactions, 24 hours, 7 days a week By touch-tone telephone Tele*Access 1-800-638-2587 By Account Access on the Internet www.troweprice.com/access

For assistance with your existing fund account, call:
Shareholder Service Center 1-800-225-5132

To open a brokerage account or obtain information, call:
1-800-638-5660

Internet address:
www.troweprice.com

Plan Account Lines for retirement plan participants:
The appropriate 800 number appears on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland 21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

Walk-In Investor Centers:
For directions, call 1-800-225-5132 or visit our Web site

Baltimore Area
Downtown
101 East Lombard Street
Owings Mills
Three Financial Center
4515 Painters Mill Road

Boston Area
386 Washington Street
Wellesley

Colorado Springs
4410 ArrowsWest Drive

Los Angeles Area
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

Tampa
4200 West Cypress Street
10th Floor

Washington, D.C.
900 17th Street N.W.
Farragut Square

[LOGO OF T. ROWE PRICE]

T. Rowe Price Investment Services, Inc., Distributor.           C11-059 11/30/99